Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
USD million	31.12.20	31.12.19	31.12.18

Tax expense / (benefit)
Swiss
Current	482	365	469
Deferred	116	265	2,377
Total Swiss	598	630	2,846
Non-Swiss
Current	749	426	575
Deferred	236	211	(1,953)
Total non-Swiss	985	637	(1,378)
Total income tax expense / (benefit) recognized in the income statement	1,583	1,267	1,468

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Operating profit / (loss) before tax	8,155	5,577	5,991
of which: Swiss	3,403	2,571	1,843
of which: non-Swiss	4,752	3,006	4,148
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,590	1,143	1,258
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	110	82	55
Tax effects of losses not recognized	144	131	223
Previously unrecognized tax losses now utilized	(212)	(265)	(25)
Non-taxable and lower-taxed income	(394)	(351)	(430)
Non-deductible expenses and additional taxable income	385	732	905
Adjustments related to prior years – current tax	(67)	(5)	114
Adjustments related to prior years – deferred tax	12	(6)	26
Change in deferred tax recognition	(381)	(294)	(795)
Adjustments to deferred tax balances arising from changes in tax rates	234	(9)	0
Other items	161	107	137
Income tax expense / (benefit)	1,583	1,267	1,468

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
USD million		31.12.20			31.12.19[1]
Deferred tax assets[2]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,108	(8,715)	5,393	14,826	(8,861)	5,965
Temporary differences	4,384	(565)	3,819	4,197	(613)	3,583
of which: related to real estate costs capitalized for US tax purposes	2,268	0	2,268	2,219	0	2,219
of which: related to compensation and benefits	1,128	(173)	955	1,091	(179)	912
of which: related to trading assets	23	(6)	16	99	(5)	93
of which: other	966	(386)	580	788	(429)	359
Total deferred tax assets	18,492	(9,280)	9,212	19,022	(9,474)	9,548

Deferred tax liabilities
Goodwill and intangible assets			31			29
Cash flow hedges			425			156
Other			108			126
Total deferred tax liabilities			564			311
1 Comparative-period information has been restated. Refer to Note 1b for more information. 2 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
USD million		31.12.20			31.12.19[1]
Deferred tax assets[2]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,108	(8,715)	5,393	14,826	(8,861)	5,965
Temporary differences	4,384	(565)	3,819	4,197	(613)	3,583
of which: related to real estate costs capitalized for US tax purposes	2,268	0	2,268	2,219	0	2,219
of which: related to compensation and benefits	1,128	(173)	955	1,091	(179)	912
of which: related to trading assets	23	(6)	16	99	(5)	93
of which: other	966	(386)	580	788	(429)	359
Total deferred tax assets	18,492	(9,280)	9,212	19,022	(9,474)	9,548

Deferred tax liabilities
Goodwill and intangible assets			31			29
Cash flow hedges			425			156
Other			108			126
Total deferred tax liabilities			564			311
1 Comparative-period information has been restated. Refer to Note 1b for more information. 2 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
USD million	31.12.20	31.12.19
Within 1 year	146	13
From 2 to 5 years	638	609
From 6 to 10 years	13,257	14,712
From 11 to 20 years	3,858	4,030
No expiry	17,227	18,364
Total	35,127	37,728

UBS AG
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
USD million	31.12.20	31.12.19	31.12.18

Tax expense / (benefit)
Swiss
Current	417	336	434
Deferred	107	246	2,326
Total Swiss	524	582	2,760
Non-Swiss
Current	715	402	537
Deferred	248	214	(1,952)
Total non-Swiss	963	616	(1,415)
Total income tax expense / (benefit) recognized in the income statement	1,488	1,198	1,345

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Operating profit / (loss) before tax	7,699	5,169	5,458
of which: Swiss	3,042	2,297	1,427
of which: non-Swiss	4,657	2,872	4,031
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,501	1,060	1,146
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	96	72	68
Tax effects of losses not recognized	144	131	222
Previously unrecognized tax losses now utilized	(212)	(265)	(25)
Non-taxable and lower-taxed income	(381)	(305)	(419)
Non-deductible expenses and additional taxable income	373	713	883
Adjustments related to prior years – current tax	(66)	1	114
Adjustments related to prior years – deferred tax	18	(6)	27
Change in deferred tax recognition	(383)	(293)	(802)
Adjustments to deferred tax balances arising from changes in tax rates	235	(9)	0
Other items	163	99	130
Income tax expense / (benefit)	1,488	1,198	1,345

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
USD million		31.12.20			31.12.19[1]
Deferred tax assets[2]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,108	(8,715)	5,393	14,826	(8,861)	5,965
Temporary differences	4,343	(561)	3,782	4,169	(610)	3,559
of which: related to real estate costs capitalized for US tax purposes	2,268	0	2,268	2,219	0	2,219
of which: related to compensation and benefits	1,112	(173)	939	1,086	(179)	907
of which: related to trading assets	23	(5)	16	99	(5)	93
of which: other	940	(383)	558	765	(426)	340
Total deferred tax assets	18,450	(9,276)	9,174	18,995	(9,471)	9,524

Deferred tax liabilities
Goodwill and intangible assets			31			29
Cash flow hedges			425			156
Other			102			126
Total deferred tax liabilities			558			311
1 Comparative-period information has been restated. Refer to Note 1b for more information. 2 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
USD million		31.12.20			31.12.19[1]
Deferred tax assets[2]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,108	(8,715)	5,393	14,826	(8,861)	5,965
Temporary differences	4,343	(561)	3,782	4,169	(610)	3,559
of which: related to real estate costs capitalized for US tax purposes	2,268	0	2,268	2,219	0	2,219
of which: related to compensation and benefits	1,112	(173)	939	1,086	(179)	907
of which: related to trading assets	23	(5)	16	99	(5)	93
of which: other	940	(383)	558	765	(426)	340
Total deferred tax assets	18,450	(9,276)	9,174	18,995	(9,471)	9,524

Deferred tax liabilities
Goodwill and intangible assets			31			29
Cash flow hedges			425			156
Other			102			126
Total deferred tax liabilities			558			311
1 Comparative-period information has been restated. Refer to Note 1b for more information. 2 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
USD million	31.12.20	31.12.19
Within 1 year	146	13
From 2 to 5 years	638	609
From 6 to 10 years	13,257	14,712
From 11 to 20 years	3,858	4,030
No expiry	17,227	18,364
Total	35,127	37,728